As filed with the Securities and Exchange Commission on July 20, 2017
1933 Act Registration File No. 333-200168
1940 Act File No. 811-23011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	7	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	10	[X]

PENN CAPITAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (215) 302-1500

Richard A. Hocker
PENN Capital Funds Trust
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112
(Name and Address of Agent for Service)

With copies to:
Lisa L.B. Matson, Esq.
PENN Capital Funds Trust
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 7 to the Fund’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 6 on Form N-1A filed July 14, 2017.  This PEA No. 7 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 6 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 7 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and State of Pennsylvania, on the 20th day of July, 2017.

PENN Capital Funds Trust

By: /s/ Richard A. Hocker*
Richard A. Hocker
President and Trustee

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ Richard A. Hocker* Richard A. Hocker	President and Trustee	July 20, 2017

/s/ Gerald McBride* Gerald McBride	Treasurer	July 20, 2017

/s/ Dennis S. Hudson* Dennis S. Hudson, III	Trustee	July 20, 2017

/s/ John R. Schwab* John R. Schwab	Trustee	July 20, 2017

* By: /s/ Lisa L.B. Matson Lisa L.B. Matson Attorney-in-Fact (Pursuant to Power of Attorney previously filed and incorporated herein by reference)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE